Revenue and expenses (Schedule of detailed information about share-based expense (recoveries) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue And Expenses [Line Items]
Share-based compensation expenses	$ 7,357	$ 2,064
Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	589	420
Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	6,551	1,529
Other [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	217	115
RSUs [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	2,882	2,076
RSUs [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	589	420
RSUs [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	2,076	1,541
RSUs [Member] | Other [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	217	115
DSUs [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,717	(849)
DSUs [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
DSUs [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,717	(849)
DSUs [Member] | Other [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
PSUs [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	621	(1,011)
PSUs [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
PSUs [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	621	(1,011)
PSUs [Member] | Other [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
Stock Options [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	2,137	1,848
Stock Options [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
Stock Options [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	2,137	1,848
Stock Options [Member] | Other [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	$ 0	$ 0